Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Labour costs
Wages, salaries and related taxes and benefits	$ (3,992)	$ (4,134)
Post-employment benefit plans service cost (net of capitalized amounts)	(198)	(208)
Other labour costs	(883)	(987)
Less:
Capitalized labour	1,094	1,130
Total labour costs	(3,979)	(4,199)
Cost of revenues	(7,720)	(7,705)
Other operating costs	(2,111)	(1,916)
Total operating costs	(13,810)	(13,820)
Research and development expense	$ 60	$ 66